Portfolio of Investments
Columbia Disciplined Core Fund, April 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 11.5%
Diversified Telecommunication Services 0.9%
Verizon Communications, Inc.	732,530	42,332,908
Entertainment 0.5%
Activision Blizzard, Inc.	264,700	24,137,993
Interactive Media & Services 9.3%
Alphabet, Inc., Class A(a)	109,900	258,649,650
Facebook, Inc., Class A(a)	556,100	180,776,988
Total		439,426,638
Media 0.8%
Interpublic Group of Companies, Inc. (The)	993,700	31,549,975
News Corp., Class A	301,600	7,900,412
Total		39,450,387
Total Communication Services		545,347,926
Consumer Discretionary 12.7%
Automobiles 0.6%
Tesla Motors, Inc.(a)	39,400	27,951,936
Distributors 0.2%
Genuine Parts Co.	83,600	10,447,492
Hotels, Restaurants & Leisure 1.2%
Darden Restaurants, Inc.	189,700	27,832,784
Hilton Worldwide Holdings, Inc.(a)	119,000	15,315,300
McDonald’s Corp.	54,100	12,771,928
Total		55,920,012
Household Durables 2.2%
Lennar Corp., Class A	340,900	35,317,240
PulteGroup, Inc.	1,153,600	68,200,832
Total		103,518,072
Internet & Direct Marketing Retail 3.7%
Amazon.com, Inc.(a)	38,800	134,535,896
Etsy, Inc.(a)	216,100	42,958,519
Total		177,494,415
Multiline Retail 1.7%
Target Corp.	383,800	79,546,388
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 3.1%
Best Buy Co., Inc.	513,000	59,646,510
L Brands, Inc.(a)	110,700	7,295,130
Lowe’s Companies, Inc.	398,500	78,205,625
Total		145,147,265
Total Consumer Discretionary		600,025,580
Consumer Staples 5.7%
Food & Staples Retailing 1.5%
Kroger Co. (The)	1,966,900	71,870,526
Food Products 0.4%
General Mills, Inc.	209,500	12,750,170
Kraft Heinz Co. (The)	160,400	6,622,916
Total		19,373,086
Household Products 1.1%
Procter & Gamble Co. (The)	375,600	50,112,552
Tobacco 2.7%
Altria Group, Inc.	1,836,600	87,697,650
Philip Morris International, Inc.	445,800	42,351,000
Total		130,048,650
Total Consumer Staples		271,404,814
Energy 2.6%
Energy Equipment & Services 0.1%
NOV, Inc.(a)	528,400	7,899,580
Oil, Gas & Consumable Fuels 2.5%
Chevron Corp.	103,000	10,616,210
EOG Resources, Inc.	795,600	58,587,984
HollyFrontier Corp.	1,065,100	37,278,500
Kinder Morgan, Inc.	653,400	11,140,470
Total		117,623,164
Total Energy		125,522,744
Columbia Disciplined Core Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, April 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 11.1%
Banks 4.2%
Citigroup, Inc.	1,277,400	91,001,976
Citizens Financial Group, Inc.	1,807,000	83,627,960
JPMorgan Chase & Co.	51,500	7,921,215
Regions Financial Corp.	696,700	15,188,060
Total		197,739,211
Capital Markets 4.3%
BlackRock, Inc.	88,500	72,508,050
Morgan Stanley	544,600	44,956,730
S&P Global, Inc.	51,300	20,027,007
T. Rowe Price Group, Inc.	374,600	67,128,320
Total		204,620,107
Insurance 2.6%
Allstate Corp. (The)	518,200	65,707,760
Arthur J Gallagher & Co.	197,100	28,569,645
MetLife, Inc.	434,500	27,647,235
Total		121,924,640
Total Financials		524,283,958
Health Care 12.9%
Biotechnology 1.8%
AbbVie, Inc.	386,184	43,059,516
Biogen, Inc.(a)	20,868	5,578,642
BioMarin Pharmaceutical, Inc.(a)	156,200	12,171,104
Vertex Pharmaceuticals, Inc.(a)	115,724	25,250,977
Total		86,060,239
Health Care Equipment & Supplies 2.1%
Abbott Laboratories	694,000	83,335,520
Dentsply Sirona, Inc.	280,770	18,954,783
Total		102,290,303
Health Care Providers & Services 2.9%
Cardinal Health, Inc.	226,200	13,648,908
HCA Healthcare, Inc.	320,400	64,419,624
Humana, Inc.	61,700	27,471,308
McKesson Corp.	160,300	30,065,868
Total		135,605,708
Life Sciences Tools & Services 0.6%
IQVIA Holdings, Inc.(a)	114,100	26,778,129
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 5.5%
Bristol-Myers Squibb Co.	1,476,400	92,156,888
Johnson & Johnson	360,400	58,647,892
Merck & Co., Inc.	62,600	4,663,700
Pfizer, Inc.	2,733,200	105,638,180
Total		261,106,660
Total Health Care		611,841,039
Industrials 9.1%
Air Freight & Logistics 1.5%
United Parcel Service, Inc., Class B	340,100	69,332,786
Airlines 0.3%
Delta Air Lines, Inc.(a)	125,300	5,879,076
Southwest Airlines Co.(a)	115,800	7,269,924
Total		13,149,000
Construction & Engineering 1.0%
Quanta Services, Inc.	499,600	48,281,344
Electrical Equipment 0.7%
Eaton Corp. PLC	239,500	34,231,735
Machinery 4.4%
Deere & Co.	268,800	99,684,480
Parker-Hannifin Corp.	248,000	77,824,880
Snap-On, Inc.	129,100	30,674,160
Total		208,183,520
Professional Services 0.4%
Robert Half International, Inc.	192,000	16,821,120
Road & Rail 0.8%
Norfolk Southern Corp.	141,500	39,512,460
Total Industrials		429,511,965
Information Technology 26.6%
Communications Equipment 2.2%
Cisco Systems, Inc.	2,045,200	104,121,132
IT Services 3.5%
Accenture PLC, Class A	322,800	93,602,316
MasterCard, Inc., Class A	132,500	50,622,950
VeriSign, Inc.(a)	98,140	21,470,088
Total		165,695,354

2	Columbia Disciplined Core Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, April 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.3%
Advanced Micro Devices, Inc.(a)	724,800	59,158,176
Broadcom, Inc.	215,900	98,493,580
Intel Corp.	847,400	48,750,922
Total		206,402,678
Software 10.6%
Adobe, Inc.(a)	164,600	83,672,764
Autodesk, Inc.(a)	288,800	84,303,608
Cadence Design Systems, Inc.(a)	63,000	8,301,510
Fortinet, Inc.(a)	365,800	74,707,334
Microsoft Corp.(b)	991,800	250,112,124
Total		501,097,340
Technology Hardware, Storage & Peripherals 6.0%
Apple, Inc.	2,166,720	284,837,011
Total Information Technology		1,262,153,515
Materials 2.3%
Chemicals 1.8%
Dow, Inc.	1,350,100	84,381,250
Containers & Packaging 0.4%
International Paper Co.	354,400	20,555,200
Metals & Mining 0.1%
Nucor Corp.	66,000	5,429,160
Total Materials		110,365,610
Real Estate 2.2%
Equity Real Estate Investment Trusts (REITS) 2.2%
Equinix, Inc.	22,800	16,433,328
Public Storage	27,200	7,647,552
Weyerhaeuser Co.	2,070,800	80,284,916
Total		104,365,796
Total Real Estate		104,365,796
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.1%
Electric Utilities 1.8%
Evergy, Inc.	233,600	14,943,392
Exelon Corp.	398,200	17,895,108
NRG Energy, Inc.	1,393,200	49,904,424
Total		82,742,924
Independent Power and Renewable Electricity Producers 0.2%
AES Corp. (The)	340,600	9,475,492
Multi-Utilities 0.1%
DTE Energy Co.	47,200	6,608,944
Total Utilities		98,827,360
Total Common Stocks (Cost $3,114,600,730)		4,683,650,307

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.054%(c),(d)	56,375,196	56,369,559
Total Money Market Funds (Cost $56,364,198)		56,369,559
Total Investments in Securities (Cost: $3,170,964,928)		4,740,019,866
Other Assets & Liabilities, Net		2,109,712
Net Assets		4,742,129,578

At April 30, 2021, securities and/or cash totaling $5,931,274 were pledged as collateral.
Columbia Disciplined Core Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, April 30, 2021 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	285	06/2021	USD	59,485,200	3,518,331	—
S&P 500 Index E-mini	23	06/2021	USD	4,800,560	—	(15,697)
Total					3,518,331	(15,697)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2021.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.054%
	77,613,613	356,811,332	(378,046,849)	(8,537)	56,369,559	1,128	51,345	56,375,196
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Disciplined Core Fund | Quarterly Report 2021

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3QT177_07_L01_(06/21)